Earnings Per Unit (Details) - Schedule of basic and diluted net loss per share - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basic and diluted:
Net loss	$ (6,405)	$ (35,648)
Weighted-average common shares outstanding Basic (in Shares)	122,501,241	122,500,000
Basic and diluted net loss per unit	$ (0.05)	$ (0.29)